Interim Statements of Shareholders’ Equity (Unaudited) (Parentheticals) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance expenses, net	$ 660